UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21718

                        OPPENHEIMER DIVIDEND GROWTH FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                         Date of fiscal year end: APRIL

                      Date of reporting period: 07/31/2006

ITEM 1. SCHEDULE OF INVESTMENTS.


--------------------------------------------------------------------------------

Oppenheimer Dividend Growth Fund

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                      SHARES             VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS--96.8%
---------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--6.7%
---------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.3%
Yum! Brands, Inc.                                                                     12,300    $      553,500
---------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.4%
Fortune Brands, Inc. 1                                                                 8,200           594,664
---------------------------------------------------------------------------------------------------------------
MEDIA--1.7%
McGraw-Hill Cos., Inc. (The)                                                          12,100           681,230
---------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.1%
Staples, Inc.                                                                         21,800           471,316
---------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.2%
Nike, Inc., Cl. B                                                                      6,200           489,800
---------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--7.7%
---------------------------------------------------------------------------------------------------------------
BEVERAGES--1.5%
PepsiCo, Inc.                                                                          9,500           602,110
---------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--3.2%
Colgate-Palmolive Co.                                                                 12,600           747,432
---------------------------------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                                            10,600           595,720
                                                                                                ---------------
                                                                                                     1,343,152
---------------------------------------------------------------------------------------------------------------
TOBACCO--3.0%
Altria Group, Inc.                                                                    15,800         1,263,526
---------------------------------------------------------------------------------------------------------------
ENERGY--10.1%
---------------------------------------------------------------------------------------------------------------
OIL & GAS--10.1%
Apache Corp. 1                                                                         8,900           627,183
---------------------------------------------------------------------------------------------------------------
Chevron Corp. 1                                                                       17,000         1,118,260
---------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp. 1                                                                    9,000           609,660
---------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc. 1                                                                 12,000         1,224,000
---------------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                                     6,900           625,416
                                                                                                ---------------
                                                                                                     4,204,519
---------------------------------------------------------------------------------------------------------------
FINANCIALS--19.2%
---------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--2.3%
Legg Mason, Inc. 1                                                                     5,200           434,044
---------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc. 1                                                       8,200           532,590
                                                                                                ---------------
                                                                                                       966,634
---------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--4.9%
Wachovia Corp.                                                                        22,300         1,195,949
---------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                     11,500           831,910
                                                                                                ---------------
                                                                                                     2,027,859
---------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--1.2%
American Express Co.                                                                  10,000           520,600
---------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--7.1%
Bank of America Corp.                                                                 24,500         1,262,485
---------------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange (The) 1                                                    1,000           461,200
---------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                       25,500         1,231,905
                                                                                                ---------------
                                                                                                     2,955,590
---------------------------------------------------------------------------------------------------------------
INSURANCE--1.4%
Chubb Corp.                                                                           12,000           605,040


1       |       Oppenheimer Dividend Growth Fund

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Oppenheimer Dividend Growth Fund

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                      SHARES             VALUE
---------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--2.3%
Washington Mutual, Inc.                                                               21,100    $      943,170
---------------------------------------------------------------------------------------------------------------
HEALTH CARE--13.3%
---------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--3.6%
Bard (C.R.), Inc.                                                                     12,000           851,640
---------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                       12,400           626,448
                                                                                                ---------------
                                                                                                     1,478,088
---------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--9.7%
Abbott Laboratories                                                                   13,000           621,010
---------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                       14,400           817,488
---------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                      9,400           587,970
---------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                          52,800         1,372,272
---------------------------------------------------------------------------------------------------------------
Wyeth                                                                                 13,700           664,039
                                                                                                ---------------
                                                                                                     4,062,779
---------------------------------------------------------------------------------------------------------------
INDUSTRIALS--15.7%
---------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--5.1%
Boeing Co.                                                                             5,200           402,584
---------------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                                 8,800           589,776
---------------------------------------------------------------------------------------------------------------
Rockwell Collins, Inc.                                                                 9,200           491,004
---------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                             10,700           665,433
                                                                                                ---------------
                                                                                                     2,148,797
---------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--1.5%
FedEx Corp.                                                                            6,000           628,260
---------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.0%
Emerson Electric Co. 1                                                                 5,100           402,492
---------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--4.6%
General Electric Co.                                                                  36,500         1,193,185
---------------------------------------------------------------------------------------------------------------
Textron, Inc.                                                                          8,000           719,280
                                                                                                ---------------
                                                                                                     1,912,465
---------------------------------------------------------------------------------------------------------------
MACHINERY--1.9%
Caterpillar, Inc.                                                                     11,400           807,918
---------------------------------------------------------------------------------------------------------------
ROAD & RAIL--1.6%
Norfolk Southern Corp. 1                                                              14,900           646,958
---------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--10.1%
---------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.2%
QUALCOMM, Inc.                                                                        14,700           518,322
---------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.5%
International Business Machines Corp.                                                  8,000           619,280
---------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.4%
Linear Technology Corp.                                                               20,600           666,410
---------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                                       25,400           746,252
---------------------------------------------------------------------------------------------------------------
Microchip Technology, Inc.                                                            25,900           835,534
                                                                                                ---------------
                                                                                                     2,248,196
---------------------------------------------------------------------------------------------------------------
SOFTWARE--2.0%
Microsoft Corp.                                                                       35,100           843,453
---------------------------------------------------------------------------------------------------------------
MATERIALS--3.9%
---------------------------------------------------------------------------------------------------------------
CHEMICALS--3.9%
Air Products & Chemicals, Inc.                                                        12,800           818,304
---------------------------------------------------------------------------------------------------------------
Monsanto Co. 1                                                                         9,600           412,704


2       |       Oppenheimer Dividend Growth Fund

--------------------------------------------------------------------------------

Oppenheimer Dividend Growth Fund

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                      SHARES             VALUE
---------------------------------------------------------------------------------------------------------------
CHEMICALS CONTINUED
Praxair, Inc.                                                                          7,500    $      411,300
                                                                                                ---------------
                                                                                                     1,642,308
---------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--6.2%
---------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--6.2%
AT&T, Inc.                                                                            33,100           992,669
---------------------------------------------------------------------------------------------------------------
BellSouth Corp.                                                                       16,800           658,056
---------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                          28,100           950,342
                                                                                                ---------------
                                                                                                     2,601,067
---------------------------------------------------------------------------------------------------------------
UTILITIES--3.9%
---------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.0%
Exelon Corp.                                                                           6,800           393,720
---------------------------------------------------------------------------------------------------------------
PPL Corp.                                                                             12,400           421,848
                                                                                                ---------------
                                                                                                       815,568
---------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.9%
SCANA Corp.                                                                           20,300           811,797
                                                                                                ---------------
Total Common Stocks (Cost $39,313,365)                                                              40,410,458

                                                                                   PRINCIPAL
                                                                                      AMOUNT
---------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.1%
---------------------------------------------------------------------------------------------------------------
Undivided interest of 0.14% in joint repurchase agreement (Principal
Amount/Value $1,265,611,000, with a maturity value of $1,265,794,514)
with UBS Warburg LLC, 5.22%, dated 7/31/06, to be repurchased at
$1,709,248 on 8/1/06, collateralized by Federal National Mortgage Assn.,
5%-6%, 4/1/35-12/1/35, with a value of $845,724,461 and Federal Home
Loan Mortgage Corp., 5.50%, 5/1/35, with a value of $448,829,145 (Cost
$1,709,000)                                                                     $  1,709,000         1,709,000
---------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $41,022,365)                                         100.9%       42,119,458
---------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                   (0.9)         (393,577)
                                                                                -------------------------------
Net Assets                                                                             100.0%   $   41,725,881
                                                                                ==============================

Footnote to Statement of Investments

1. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows

                                     CONTRACTS
                                       SUBJECT     EXPIRATION     EXERCISE         PREMIUM
                                       TO CALL          DATES        PRICE        RECEIVED           VALUE
-----------------------------------------------------------------------------------------------------------
Apache Corp.                                39        8/21/06    $   75.00      $    2,496      $    2,535
Chevron Corp.                               85        8/21/06        70.00           2,805           1,700
Chicago Mercantile Exchange (The)            5        8/21/06       530.00           2,135             100
Emerson Electric Co.                        23        8/21/06        90.00             782              --
Exxon Mobile Corp.                          45        8/21/06        67.50           1,530           6,075
Fortune Brands, Inc.                        41        8/21/06        75.00           1,599           1,230
Kinder Morgan, Inc.                         60        8/21/06       105.00           4,536           1,200
Kinder Morgan, Inc.                         60        8/21/06       110.00           1,440              --
Legg Mason, Inc.                            22        8/21/06       105.00           1,958             110
Lehman Brothers Holdings, Inc.              38        8/21/06        70.00           2,257           1,330
Monsanto Co.                                48        8/21/06        47.50             696               2
Norfolk Southern Corp.                      53        9/18/06        60.00           2,597              --
                                                                                ---------------------------
                                                                                $   24,831      $   14,282
                                                                                ===========================


3       |       Oppenheimer Dividend Growth Fund

--------------------------------------------------------------------------------

Oppenheimer Dividend Growth Fund

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                    $ 41,032,689
Federal tax cost of other investments                  (24,831)
                                                  -------------
Total federal tax cost                            $ 41,007,858
                                                  =============

Gross unrealized appreciation                     $  2,241,491
Gross unrealized depreciation                       (1,144,173)
                                                  -------------
Net unrealized appreciation                       $  1,097,318
                                                  =============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


4       |       Oppenheimer Dividend Growth Fund

--------------------------------------------------------------------------------

Oppenheimer Dividend Growth Fund

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period July 31, 2006 was as follows:

                                                       CALL OPTIONS
                                       -----------------------------
                                         NUMBER OF        AMOUNT OF
                                         CONTRACTS         PREMIUMS
--------------------------------------------------------------------
Options outstanding as of
April 30, 2006                                  69       $    3,881
Options written                              2,092          115,218
Options closed or expired                   (1,642)         (94,268)
                                       -----------------------------
Options outstanding as of
July 31, 2006                                  519       $   24,831
                                       =============================


5       |       Oppenheimer Dividend Growth Fund



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2006, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Dividend Growth Fund


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 09/14/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 09/14/2006


By:   /S/ BRIAN W. WIXTED
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 09/14/2006